UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21455
                                      ------------------------------------------

                         Claymore Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
(Address of principal executive offices)                      (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: October 31
                         ----------

Date of reporting period: July 31, 2009
                          -------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments.
         Attached hereto.

DCS|CLAYMORE DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

     NUMBER OF SHARES                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------
                       TOTAL LONG-TERM INVESTMENTS - 147.1%
                       COMMON STOCKS  - 119.5%
                       CONSUMER DISCRETIONARY - 12.4%
              13,135   Fortune Brands, Inc.                                                 $         519,752
              14,494   Genuine Parts Co.                                                              513,377
             154,917   Home Depot, Inc.                                                             4,018,547
              11,955   JC Penney Co., Inc.                                                            360,443
              29,750   Johnson Controls, Inc.                                                         769,930
              14,781   Leggett & Platt, Inc.                                                          256,450
              31,634   Limited Brands, Inc.                                                           409,344
              30,435   Mattel, Inc.                                                                   535,047
             100,441   McDonald's Corp.                                                             5,530,281
              27,212   McGraw-Hill Cos., Inc. (The)                                                   853,096
              11,288   Nordstrom, Inc.                                                                298,455
               6,438   Pearson PLC, ADR (United Kingdom)                                               74,616
               4,260   Snap-On, Inc.                                                                  151,784
               7,433   Stanley Works (The)                                                            298,435
              10,535   Thomson Reuters Corp. (Canada)                                                 341,650
              10,091   VF Corp.                                                                       652,787
               3,730   Whirlpool Corp.                                                                212,946
                                                                                            ------------------
                                                                                                   15,796,940
                                                                                            ------------------
                       CONSUMER STAPLES - 26.1%
             172,816   Altria Group, Inc.                                                           3,029,464
              20,640   Avon Products, Inc.                                                            668,323
              25,342   Campbell Soup Co.                                                              786,362
             118,061   Coca-Cola Co. (The)                                                          5,884,160
               9,612   Diageo PLC, ADR (United Kingdom)                                               599,597
              21,219   General Mills, Inc.                                                          1,250,011
              20,511   Hershey Co. (The)                                                              819,414
              25,618   HJ Heinz Co.                                                                   985,268
               6,006   JM Smucker Co. (The)                                                           300,480
              26,188   Kellogg Co.                                                                  1,243,930
              38,014   Kimberly-Clark Corp.                                                         2,221,918
              70,555   Kraft Foods, Inc. - Class A                                                  1,999,529
               7,703   Lorillard, Inc.                                                                567,865
               8,257   McCormick & Co., Inc.                                                          266,041
             107,529   PepsiCo, Inc.                                                                6,102,271
              95,489   Philip Morris International, Inc.                                            4,449,787
              59,686   Sara Lee Corp.                                                                 635,059
              53,973   Sysco Corp.                                                                  1,282,398
                                                                                            ------------------
                                                                                                   33,091,877
                                                                                            ------------------
                       ENERGY - 15.4%
              36,317   BP PLC, ADR (United Kingdom)                                                 1,817,303
              85,941   Chevron Corp.                                                                5,970,321
             120,680   ConocoPhillips                                                               5,274,923
               7,483   EnCana Corp. (Canada)                                                          401,463
               1,718   Enerplus Resources Fund (Canada)                                                37,452
              35,880   Marathon Oil Corp.                                                           1,157,130
               4,605   Penn West Energy Trust (Canada)                                                 60,187
              16,044   Repsol YPF SA, ADR (Spain)                                                     374,307
              31,758   Royal Dutch Shell PLC, ADR (United Kingdom)                                  1,671,741
               6,600   Sasol Ltd., ADR (South Africa)                                                 235,752
               6,387   Sunoco, Inc.                                                                   157,695
               5,995   Tenaris SA, ADR (Luxembourg)                                                   181,768
              29,942   Total SA, ADR (France)                                                       1,666,272
              29,906   Williams Cos., Inc. (The)                                                      499,131
                                                                                            ------------------
                                                                                                   19,505,445
                                                                                            ------------------
                       FINANCIALS - 1.5%
               9,480   Federated Investors, Inc. - Class B                                            245,816
               3,766   Invesco Ltd. (Bermuda)                                                          74,379
              39,990   Marsh & McLennan Cos., Inc.                                                    816,596
              12,065   Plum Creek Timber Co., Inc. - REIT                                             377,393
               5,368   Waddell & Reed Financial, Inc. - Class A                                       152,290
           2,090,015   Washington Mutual, Inc. (a)                                                    196,461
                                                                                            ------------------
                                                                                                    1,862,935
                                                                                            ------------------
                       HEALTH CARE - 25.1%
             102,358   Abbott Laboratories                                                          4,605,086
              22,991   AstraZeneca PLC, ADR (United Kingdom)                                        1,067,702
               1,431   Biovail Corp. (Canada)                                                          19,161
             160,667   Bristol-Myers Squibb Co.                                                     3,492,901
              92,456   Eli Lilly & Co.                                                              3,225,790
              38,667   GlaxoSmithKline PLC, ADR (United Kingdom)                                    1,480,559
             104,343   Johnson & Johnson                                                            6,353,445
             182,717   Merck & Co., Inc.                                                            5,483,337
             385,188   Pfizer, Inc.                                                                 6,136,045
                                                                                            ------------------
                                                                                                   31,864,026
                                                                                            ------------------
                       INDUSTRIALS - 18.4%
              63,457   3M Co.                                                                       4,474,988
               9,365   Avery Dennison Corp.                                                           250,326
              32,008   Caterpillar, Inc.                                                            1,410,272
               3,035   Cooper Industries Ltd. - Class A (Bermuda)                                     100,003
               9,487   Dover Corp.                                                                    322,653
              14,445   Eaton Corp.                                                                    749,984
              72,991   Emerson Electric Co.                                                         2,655,413
               1,765   Empresa Brasileira de Aeronautica SA, ADR (Brazil) (a)                          34,400
               4,193   Harsco Corp.                                                                   115,349
              37,723   Honeywell International, Inc.                                                1,308,988
               4,301   Hubbell, Inc. - Class B                                                        160,513
              48,008   Illinois Tool Works, Inc.                                                    1,946,724
               3,079   Ingersoll-Rand PLC (Ireland)                                                    88,922
               7,593   Koninklijke Philips Electronics NV (Netherlands)                               172,817
              34,417   Masco Corp.                                                                    479,429
              18,768   Norfolk Southern Corp.                                                         811,716
              15,972   Northrop Grumman Corp.                                                         712,032
               6,898   Pentair, Inc.                                                                  188,453
              19,380   Pitney Bowes, Inc.                                                             400,197
               7,147   Rockwell Automation, Inc.                                                      295,957
              21,640   RR Donnelley & Sons Co.                                                        300,796
               3,790   Tyco International Ltd. (Switzerland)                                          114,534
              95,216   United Parcel Service, Inc. - Class B                                        5,115,956
              43,594   Waste Management, Inc.                                                       1,225,427
                                                                                            ------------------
                                                                                                   23,435,849
                                                                                            ------------------
                       INFORMATION TECHNOLOGY - 10.1%
              26,709   Analog Devices, Inc.                                                           731,025
               8,362   AU Optronics Corp., ADR (Taiwan)                                                93,153
              48,112   Automatic Data Processing, Inc.                                              1,792,172
             365,557   Intel Corp.                                                                  7,036,972
              20,334   Linear Technology Corp.                                                        546,375
              14,814   Maxim Integrated Products, Inc.                                                262,504
              16,690   Microchip Technology, Inc.                                                     449,462
              33,292   Paychex, Inc.                                                                  882,238
              89,145   Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)                      933,348
               4,371   Tyco Electronics Ltd. (Switzerland)                                             93,845
                                                                                            ------------------
                                                                                                   12,821,094
                                                                                            ------------------
                       MATERIALS - 8.0%
               8,345   Bemis Co., Inc.                                                                219,640
              23,579   BHP Billiton Ltd., ADR (Australia)                                           1,484,534
               7,801   Cia Siderurgica Nacional SA, ADR (Brazil)                                      199,706
               4,146   CRH PLC, ADR (Ireland)                                                         102,531
              87,486   Dow Chemical Co. (The)                                                       1,852,079
               6,911   Eastman Chemical Co.                                                           343,200
              84,574   EI Du Pont de Nemours & Co.                                                  2,615,874
               2,143   Greif, Inc. - Class A                                                          110,000
               5,784   International Flavors & Fragrances, Inc.                                       203,944
               5,836   Lubrizol Corp.                                                                 338,079
              15,428   Nucor Corp.                                                                    686,083
              15,677   PPG Industries, Inc.                                                           862,235
               3,696   Rio Tinto PLC, ADR (United Kingdom)                                            619,376
               5,912   RPM International, Inc.                                                         94,356
               9,440   Sonoco Products Co.                                                            249,971
               8,061   Steel Dynamics, Inc.                                                           131,878
                                                                                            ------------------
                                                                                                   10,113,486
                                                                                            ------------------
                       TELECOMMUNICATION SERVICES - 0.7%
                 920   Cellcom Israel Ltd. (Israel)                                                    25,723
               4,925   CenturyTel, Inc.                                                               154,596
               8,454   Chunghwa Telecom Co. Ltd., ADR (Taiwan)                                        147,598
              15,951   Hellenic Telecommunications Organization SA, ADR (Greece)                      125,056
               3,689   Magyar Telekom Telecommunications PLC, ADR (Hungary)                            66,365
               2,780   Partner Communications Co. Ltd., ADR (Israel)                                   52,431
               1,764   Philippine Long Distance Telephone Co., ADR (Philippines)                       92,910
               5,962   Telecom Corp. of New Zealand Ltd., ADR (New Zealand)                            55,506
               8,562   Telefonos de Mexico SAB de CV, ADR (Mexico)                                    135,365
                                                                                            ------------------
                                                                                                      855,550
                                                                                            ------------------
                       UTILITIES - 1.8%
               1,873   Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)                   63,139
               5,462   DPL, Inc.                                                                      130,815
              13,953   MDU Resources Group, Inc.                                                      280,874
               6,952   National Fuel Gas Co.                                                          282,112
              46,778   Public Service Enterprise Group, Inc.                                        1,517,946
               2,371   WGL Holdings, Inc.                                                              78,528
                                                                                            ------------------
                                                                                                    2,353,414
                                                                                            ------------------
                       TOTAL COMMON STOCKS - 119.5%
                       (Cost $157,209,339)                                                        151,700,616
                                                                                            ------------------

                       PREFERRED STOCKS - 11.3%
                       CONSUMER STAPLES - 7.2%
             140,000   Dairy Farmers of America, 7.875% (b)                                         9,126,250
                                                                                            ------------------

                       FINANCIALS - 4.0%
              50,000   Axis Capital Holdings Ltd., Series B, 7.500% (Bermuda) (c)                   4,046,875
             518,900   Scottish Re Group Ltd., 7.250% (Cayman Islands) (c)                          1,037,800
                                                                                            ------------------
                                                                                                    5,084,675
                                                                                            ------------------
                       TELECOMMUNICATION SERVICES - 0.1%
               3,328   Brasil Telecom SA, ADR (Brazil)                                                 71,852
                                                                                            ------------------

                       UTILITIES - 0.0%
               3,360   Cia Energetica de Minas Gerais, ADR (Brazil)                                    47,981
                                                                                            ------------------

                       TOTAL PREFERRED STOCKS - 11.3%
                       (Cost $32,837,506)                                                          14,330,758
                                                                                            ------------------

                       CONVERTIBLE PREFERRED STOCKS - 1.1%
                       FINANCIALS - 1.1%
                 505   Fannie Mae, 5.375% (a)
                       (Cost $49,831,000)                                                           1,388,750
                                                                                            ------------------


     PRINCIPAL AMOUNT
--------------------------------------------------------------------------------------------------------------
                       CORPORATE BONDS - 14.9%
                       CONSUMER DISCRETIONARY - 2.9%
           $ 750,000   Comcast Corp., BBB+, 6.550%, 7/1/39                                            818,843
             750,000   Fortune Brands, Inc., BBB-, 6.625%, 7/15/28                                    649,234
             750,000   International Game Technology, BBB, 7.500%, 6/15/19                            799,671
             500,000   Time Warner, Inc., BBB, 7.700%, 5/1/32                                         555,175
             750,000   Walt Disney Co. (The), A, 7.000%, 3/1/32                                       905,336
                                                                                            ------------------
                                                                                                    3,728,259
                                                                                            ------------------
                       ENERGY - 1.4%
             750,000   Anadarko Petroleum Corp., BBB-, 8.700%, 3/15/19                                891,653
             750,000   Weatherford International Ltd., BBB+, 9.625%, 3/1/19 (Switzerland)             931,765
                                                                                            ------------------
                                                                                                    1,823,418
                                                                                            ------------------
                       FINANCIALS - 6.6%
             750,000   American Express Co., BBB+, 8.125%, 5/20/19                                    830,090
             750,000   Caterpillar Financial Services Corp., A, 7.150%, 2/15/19                       845,699
             750,000   Citigroup, Inc., A, 8.500%, 5/22/19                                            799,871
             750,000   General Electric Capital Corp., AA+, 6.750%, 3/15/32                           720,179
             750,000   Goldman Sachs Group, Inc. (The), A-, 6.750%, 10/1/2037                         758,923
             750,000   HSBC Finance Corp., A, 5.500%, 1/19/16                                         726,575
             750,000   JPMorgan Chase & Co., A+, 6.300%, 4/23/19                                      816,280
             750,000   Manufacturers & Traders Trust Co., A-, 6.625%, 12/4/17                         722,537
             500,000   Merrill Lynch & Co., Inc., A-, 6.110%, 1/29/37                                 419,574
             500,000   Morgan Stanley, A, 5.550%, 4/27/17                                             501,080
             750,000   PNC Bank NA, A, 5.250%, 1/15/17                                                729,319
           2,000,000   Preferred Term Securities XI Ltd., NR
                       Subordinate Income Notes 0.000%, 9/24/33 (a) (b)                               322,600
           3,000,000   Preferred Term Securities XIX Ltd., NR
                       Subordinate Income Notes 0.000%, 12/22/35 (a) (b)                              165,300
           2,000,000   Preferred Term Securities XX Ltd., NR
                       Subordinate Income Notes 0.000%, 3/22/38 (a) (b)                                26,800
           2,000,000   Preferred Term Securities XXI Ltd., NR
                       Subordinate Income Notes 0.000%, 3/22/38 (a)                                     1,200
                                                                                            ------------------
                                                                                                    8,386,027
                                                                                            ------------------
                       INDUSTRIALS - 1.9%
             750,000   FedEx Corp., BBB, 8.000%, 1/15/19                                              879,097
             750,000   Southwest Airlines Co., BBB+, 5.125%, 3/1/17                                   649,490
             750,000   Waste Management, Inc., BBB, 7.375%, 3/11/19                                   853,433
                                                                                            ------------------
                                                                                                    2,382,020
                                                                                            ------------------
                       INFORMATION TECHNOLOGY - 0.9%
             500,000   Corning, Inc., BBB+, 6.625%, 5/15/19                                           543,032
             500,000   Oracle Corp., A, 6.125%, 7/8/39                                                553,078
                                                                                            ------------------
                                                                                                    1,096,110
                                                                                            ------------------
                       MATERIALS - 0.4%
             500,000   Alcoa, Inc., BBB-, 6.750%, 7/15/18                                             470,740
                                                                                            ------------------

                       UTILITIES - 0.8%
             500,000   Allegheny Energy Supply Co. LLC, BBB-, 8.250%, 4/15/12 (b)                     534,930
             500,000   Southwestern Electric Power Co., BBB, 6.450%, 1/15/19                          527,972
                                                                                            ------------------
                                                                                                    1,062,902
                                                                                            ------------------
                       TOTAL CORPORATE BONDS - 14.9%
                       (Cost $26,315,167)                                                          18,949,476
                                                                                            ------------------

     NUMBER OF SHARES
--------------------------------------------------------------------------------------------------------------
                       LIMITED PARTNERSHIP - 0.3%
                       REAL ESTATE - 0.3%
             400,000   Kodiak Funding, LP (d)
                       (Cost $3,530,000)                                                              400,000
                                                                                            ------------------

                       TOTAL LONG-TERM INVESTMENTS - 147.1%                                       186,769,600
                       (Cost $269,723,012)                                                  ------------------


                       SHORT-TERM INVESTMENTS - 3.8%
           4,837,247   Dreyfus Money Market Bond Fund
                       (Cost $4,837,247)                                                            4,837,247
                                                                                            ------------------

                       TOTAL INVESTMENTS - 150.9%
                       (Cost $274,560,259)                                                        191,606,847
                       Other Assets in excess of Liabilities - 0.3%                                   320,498
                       Preferred Shares, at Liquidation Value - (-51.2% of
                       Net Assets Applicable to Common Shares or -33.9% of
                       Total Investments)                                                         (65,000,000)
                                                                                            ------------------
                       NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                      $     126,927,345
                                                                                            ==================


 ADR - American Depositary Receipt
 LLC - Limited Liability Corp.
 LP - Limited Partnership
 Ltd. - Limited
 NV - Publicly Traded Company
 PLC - Public Limited Partnership
 REIT - Real Estate Investment Trust
 SA - Corporation
 SAB de CV - Variable Capital Company

(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to 8.0% of net assets applicable to Common shares.

(c)  Floating or variable rate security.

(d) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $400,000 which represents 0.3% of Net Assets Applicable to Common Shares.

Ratings shown are per Standard & Poor's; securities classified NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

See previously submitted notes to financial statements for the period ended April 30, 2009.

                                    % of Total
Country Breakdown*                 Investments
-----------------------------------------------
United States                            89.1%
United Kingdom                            3.8%
Bermuda                                   2.2%
France                                    0.9%
Australia                                 0.8%
Taiwan                                    0.6%
Switzerland                               0.6%
Cayman Islands                            0.5%
Canada                                    0.4%
Brazil                                    0.2%
Spain                                     0.2%
South Africa                              0.1%
Ireland                                   0.1%
Luxembourg                                0.1%
Netherlands                               0.1%
Mexico                                    0.1%
Greece                                    0.1%
Philippines                               0.1%
Israel                                    0.0%**
Hungary                                   0.0%**
New Zealand                               0.0%**
-----------------------------------------------

* Subject to change daily.
** Represents less than 0.1%

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on November 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on July 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2009.

Description                                           LEVEL 1               LEVEL 2               LEVEL 3           TOTAL
                                                -------------------------------------------------------------------------------
(value in $000s)
Assets:
Common stocks:
     Consumer Discretionary                                $  15,797               $      -               $   -      $  15,797
     Consumer Staples                                         33,092                      -                   -         33,092
     Energy                                                   19,505                      -                   -         19,505
     Financials                                                1,863                      -                   -          1,863
     Health Care                                              31,864                      -                   -         31,864
     Industrials                                              23,436                      -                   -         23,436
     Information Technology                                   12,821                      -                   -         12,821
     Materials                                                10,114                      -                   -         10,114
     Telecommunication Services                                  855                      -                   -            855
     Utilities                                                 2,353                      -                   -          2,353
Preferred Stocks                                              14,331                      -                   -         14,331
Convertible Preferred Stocks                                   1,389                      -                   -          1,389
Corporate Bonds                                                    -                 18,950                   -         18,950
Limited Partnerships                                               -                      -                 400            400
Money Market Fund                                              4,837                      -                   -          4,837
                                                -------------------------------------------------------------------------------
Total                                                      $ 172,257               $ 18,950               $ 400      $ 191,607
                                                ===============================================================================

Liabilities:                                                       -                      -                   -              -
                                                -------------------------------------------------------------------------------
Total                                                      $       -               $      -               $   -      $       -
                                                ===============================================================================


For fair valuations using unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following table presents the reconciliation of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended July 31, 2009.

LEVEL 3 HOLDINGS                                     SECURITIES           DERIVATIVES              TOTAL
                                                ----------------------------------------------------------------
Beginning Balance at 10/31/08                                $ 2,900                    $ -             $ 2,900
Total Realized Gain/Loss                                      (5,633)                     -              (5,633)
Change in Unrealized Gain/Loss                                 5,000                      -               5,000
Net Purchases and Sales                                       (1,867)                     -              (1,867)
Net Transfers In/Out                                               -                      -                   -
                                                ----------------------------------------------------------------
Ending Balance at 7/31/09                                      $ 400                    $ -               $ 400
                                                ================================================================

Item 2.  Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.   Exhibits.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Dividend & Income Fund
--------------------------------------------------------------------------------

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: September 28, 2009
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: September 28, 2009
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: September 28, 2009
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